UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine             Westport, CT            8/14/09
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   42
                                               -------------

Form 13F Information Table Value Total:             $172,822
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number                       Name


     1.       28-12871                           CHARTER OAK MANAGEMENT GP LLC,
                                                 GENERAL PARTNER
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                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8
----------------------------   ---------------- ----------- ----------- ----------- ---- ----- ---------- --------- ------- --------
                                                              VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER   VOTING  AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN CALL  DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------ ---------------- ----------- ----------- ----------- --- ----- ---------- -------- ------ ------ ----
ADTRAN INC                      COM             00738A106        107         5,000  SH          SOLE               5,000   0     0
AETNA INC NEW                   COM             00817Y108      1,253        50,000  SH          SOLE              50,000   0     0
AMERICAN AXLE & MFG HLDGS IN    COM             024061103        860       250,000  SH          SOLE             250,000   0     0
AMERICAN WTR WKS CO INC NEW     COM             030420103        956        50,000  SH          SOLE              50,000   0     0
ANADARKO PETE CORP              COM             032511107      5,471       120,527  SH          SOLE             120,527   0     0
BANK OF AMERICA CORPORATION     COM             060505104      6,600       500,000  SH          SOLE             500,000   0     0
DEERE & CO                      COM             244199105      1,998        50,000  SH          SOLE              50,000   0     0
DELTA AIR LINES INC DEL         COM NEW         247361702      2,513       433,992  SH          SOLE             433,992   0     0
DYNEGY INC DEL                  CL A            26817G102        946       416,711  SH          SOLE             416,711   0     0
EVEREST RE GROUP LTD            COM             G3223R108     13,690       191,284  SH          SOLE             191,284   0     0
FEDEX CORP                      COM             31428X106      2,100        37,755  SH          SOLE              37,755   0     0
HUMAN GENOME SCIENCES INC       COM             444903108      4,592     1,600,000  SH          SOLE           1,600,000   0     0
ITC HLDGS CORP                  COM             465685105        869        19,149  SH          SOLE              19,149   0     0
KROGER CO                       COM             501044101        882        40,000  SH          SOLE              40,000   0     0
LINCOLN NATL CORP IND           COM             534187109      1,721       100,000  SH          SOLE             100,000   0     0
LINN ENERGY LLC                 UNIT LTD LIAB   536020100      1,028        52,506  SH          SOLE              52,506   0     0
LOWES COS INC                   COM             548661107      1,689        87,028  SH          SOLE              87,028   0     0
MCDONALDS CORP                  COM             580135101      4,024        70,000  SH          SOLE              70,000   0     0
MEDTRONIC INC                   COM             585055106      5,224       150,000  SH          SOLE             150,000   0     0
MYLAN INC                       COM             628530107     12,546       961,414  SH          SOLE             961,414   0     0
O REILLY AUTOMOTIVE INC         COM             686091109      1,850        48,574  SH          SOLE              48,574   0     0
OCCIDENTAL PETE CORP DEL        COM             674599105      3,949        60,000  SH          SOLE              60,000   0     0
PARTNERRE LTD                   COM             G6852T105      3,758        57,853  SH          SOLE              57,853   0     0
PFIZER INC                      COM             717081103      7,500       500,000  SH          SOLE             500,000   0     0
PREMIER EXIBITIONS INC          COM             74051E102        388       539,503  SH          SOLE             539,503   0     0
RADNET INC                      COM             750491102      1,543       685,987  SH          SOLE             685,987   0     0
SOUTH JERSEY INDS INC           COM             838518108        971        27,825  SH          SOLE              27,825   0     0
SPDR GOLD TRUST                 GOLD SHS        78463V107      1,011        11,089  SH          SOLE              11,089   0     0
TD AMERITRADE HLDG CORP         COM             87236Y108      6,382       363,628  SH          SOLE             363,628   0     0
TEEKAY CORPORATION              COM             Y8564W103      2,313       110,000  SH          SOLE             110,000   0     0
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209      9,868       200,000  SH          SOLE             200,000   0     0
US GOVT NATIONAL                TREASURY BILL   912795M99     49,999    50,000,000  SH          SOLE          50,000,000   0     0
VALIDUS HOLDINGS LTD            COM SHS         G9319H102      4,133       188,020  SH          SOLE             188,020   0     0
VELOCITY EXPRESS CORP           COM PAR NEW     92257T707        106       364,857  SH          SOLE             364,857   0     0
VELOCITY EXPRESS CORP           CONV PFD        92257T939         64       219,078  SH          SOLE             219,078   0     0
VELOCITY EXPRESS CORP           SER N           92257T970         25        86,062  SH          SOLE              86,062   0     0
VELOCITY EXPRESS CORP           SER Q           92257TXY4         26        90,088  SH          SOLE              90,088   0     0
WAL MART STORES INC             COM             931142103      6,275       129,535  SH          SOLE             129,535   0     0
WENDY ARBYS                     COM             950587105        400       100,000  SH          SOLE             100,000   0     0
WESTERN GAS PARTNERS LP         COM UNIT LP IN  958254104      3,009       193,995  SH          SOLE             193,995   0     0
YRC WORLDWIDE INC               COM             984249102         10         2,075  SH  CALL    SOLE               2,075   0     0
YRC WORLDWIDE INC               COM             984249102        173       100,000  SH          SOLE             100,000   0     0

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